Fixed Assets	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
FIXED ASSETS

NOTE 4 - FIXED ASSETS

Fixed assets consisted of the following (rounded to nearest $00):

	Useful lives	June 30, 2019	June 30, 2018
Computer and software	3 years	$16,700	$16,700
Less: accumulated depreciation		(9,500)	(4,600)
Fixed assets, net		$7,200	$12,100

In June 2015, the Company entered into an Agreement of Lease (the Lease) for office space located at 275 Madison Avenue, 7th Floor, New York, New York 10016, its former corporate headquarter, with a third party. On March 10, 2016 and effective as of January 1, 2016, the Company entered into an Office Space License Agreement (the License) with Actinium Pharmaceuticals, Inc. (Actinium), with whom the Company shared two common board members until June 6, 2017, for the office space. The term of the License was three years from the effective date, with an automatic renewal provision. The cost of the License was approximately $16,600 per month for Actinium, subject to customary escalations and adjustments. The Company recorded the license fees as other income in the consolidated statements of operations.

On June 8, 2017, the Company entered into an Amended and Restated License Agreement with Actinium. Pursuant to the terms of the agreement, Actinium will continue to license the furniture, fixtures, equipment and tenant improvements located in the office (FFE) for a license fee of $7,529 per month until December 8, 2022. Actinium shall have at any time during the term of this agreement the right to purchase the FFE for $496,914, less any previously paid license fees. The license of FFE qualifies as a sales-type lease. On June 8, 2017 the Company derecognized the underlying assets of $493,452, recognized discounted lease payments receivable of $397,049 using the discount rate of 8.38% and recognized loss on sales-type lease of fixed assets of $96,403. As of June 30, 2019 and June 30, 2018, the balance of unearned interest income was approximately $43,000 and 68,800 respectively.

The future minimum lease payments to be received under the lease for each of the fiscal years as of June 30 are as follows:

2020	$90,348
2021	90,348
2022	90,348
2023	45,175
Total	$316,219